Related-Party Transactions	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Related-Party Transactions
46	RELATED-PARTY TRANSACTIONS

Transactions with Related Parties

The SMBC Group considers that its related parties include subsidiaries, associates, joint ventures, key management personnel and close family members of key management personnel. Any transactions between the SMBC Group and its subsidiaries meet the definition of related-party transactions. However, because these transactions are eliminated on consolidation, they are not disclosed as related-party transactions. Transactions between the SMBC Group and its related parties are conducted on substantially the same terms as third-party transactions.

The transaction amounts included in the accounts, in aggregate, by category of related party were as follows:

Transactions with associates, joint ventures and other entities

	At March 31,
	2019(1)	2018
	(In millions)
Assets:
Loans and advances	¥1,661,149	¥222,890
Others	89,534	39,254

Liabilities:
Deposits	¥178,076	¥267,289
Others	78,540	29,049

	For the fiscal year ended March 31,
	2019(1)	2018	2017
	(In millions)
Income statements:
Income (interest income, fee and commission income, and others)	¥38,713	¥15,665	¥17,433
Expense (interest expense and others)	25,799	15,601	17,411

(1)

On November 28, 2018, Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”), which had been the Company’s subsidiary, became the Company’s joint venture. As a result, the transactions with SMFL and its subsidiaries were included in the line items.

Financial guarantees issued by the SMBC Group for its associates at March 31, 2019 and 2018 were ¥338,679 million and ¥99,673 million, respectively.

Loan commitments to associates and joint ventures at March 31, 2019 and 2018 were ¥1,360,802 million and ¥125,015 million, respectively.

Transactions with key management personnel and their close family members

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the SMBC Group, directly or indirectly. The SMBC Group considers the members of the board of directors and corporate executive officers of SMFG to constitute key management personnel for the purpose of this disclosure required under IAS 24 “Related Party Disclosures.” Before SMFG transitioned to a company with three statutory committees on June 29, 2017, the SMBC Group considered the members of the board of directors of SMFG and SMBC to constitute the key management personnel.

	At March 31,
	2019	2018
	(In millions)
Assets:
Loans and advances	¥—	¥2

Liabilities:
Deposits	¥1,631	¥1,612
Others	94	94

Compensation of Key Management Personnel

The following table presents the compensation expenses of key management personnel.

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
Short-term employee benefits	¥1,102	¥1,135	¥1,157
Share-based compensation	304	295	204

The details of the share-based compensation plan are described in Note 39 “Share-Based Payment.”

There were no post-employment benefits, other long-term benefits and termination benefits for the fiscal years ended March 31, 2019, 2018 and 2017.